STADION INVESTMENT TRUST

Stadion Tactical Growth Fund Class A Shares (ETFAX) Class C Shares (ETFCX) Class I Shares (ETFOX) Class T Shares (ETFDX)	Stadion Tactical Defensive Fund Class A Shares (ETFRX) Class C Shares (ETFZX) Class I Shares (ETFWX) Class T Shares (ETFHX)
Stadion Trilogy Alternative Return Fund Class A Shares (STTGX) Class C Shares (STTCX) Class I Shares (STTIX) Class T Shares (STTHX)	Stadion Alternative Income Fund Class A Shares (TACFX) Class C Shares (TACCX) Class I Shares (TACSX) Class T Shares (TACRX)

SUPPLEMENT
Dated October 2, 2017

This Supplement updates the following, as described below:

•
the Prospectus, dated August 14, 2017 (as supplemented from time to time, the “Prospectus”), for the Stadion Tactical Growth Fund, Stadion Tactical Defensive Fund, Stadion Trilogy Alternative Return Fund, and Stadion Alternative Income Fund (each a “Fund” and together the “Funds”), each a series of the Stadion Investment Trust (the “Trust”), and

PROSPECTUS

The following changes are made to the Prospectus:

1.  The section titled “Performance Summary” on page 21 of the Prospectus is deleted in its entirety and replaced with the following:

Average Annual Total Returns (for periods ended December 31, 2016)	1 Year	5 Years	10 Years	Since Inception of Class**
Class A Shares
Return Before Taxes	4.03%	4.22%	1.93%	2.57%
Return After Taxes on Distributions	4.03%	3.62%	1.43%	2.08%
Return After Taxes on Distributions and Sale of Fund Shares	2.28%	3.12%	1.40%	1.91%
Class C Shares
Return Before Taxes	8.60%	4.65%	1.75%	2.37%
Class I Shares
Return Before Taxes	10.65%	5.67%	2.75%	3.38%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses or taxes)*	8.57%	7.45%	5.24%	5.72%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	6.95%	7.55%

*
Effective September 21, 2017, the Morningstar Moderate Target Risk Index replaced the S&P 500 Index as the Fund’s benchmark. The Morningstar Moderate Target Risk Index was selected as it more closely aligns to the Defensive Fund’s investment strategies.

**	Class A shares began operations on September 15, 2006, Class C shares began operations on October 1, 2009 and Class I shares began operations on May 28, 2010.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE